Summary of Significant Accounting Policies (Details 2) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Summary Of Significant Accounting Policies Details Abstract
Cash and cash equivalents	$ 8,549,510	$ 14,151,523	$ 15,950,512	$ 16,604,011	$ 696,826
Short-term investment	5,000,000
Cash and cash equivalents	$ 13,549,510	$ 14,151,523